Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Goodwill [Table Text Block]
Total
Balance at December 31, 2021	$13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2022	13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2023	$13,030

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2023	2022
Core deposit intangible	$412	$521
Accumulated amortization	(111)	(109)
Total finite-lived intangible assets	$301	$412

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending
December 31,	Amount
2024	111
2025	111
2026	79
$301